Annual Total Returns[BarChart] - Transamerica T Rowe Price Small Cap VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.69%	15.69%	44.07%	6.55%	2.43%	11.22%	22.39%	(7.08%)	32.77%	23.56%